Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 100,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock.

Common Stock

Prior the acquisition of Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd., the Company had 15,344,000 shares of common stock issued and outstanding.

On May 16, 2011, the Company issued 15,001,500 shares to various individuals and entities in exchange for a 100% interest in Oraco Resources, Inc. (Canada Corporation) and 3,000,000 shares to an individual for a 100% interest in JYork Industries, Inc. Ltd.  As part of the Share Purchase Agreement the former officers and directors agreed to cancel 10,000,000 shares of common stock.  On May 16, 2011, the transaction was closed and 100% interest in Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd.  was acquired by the Company.  For accounting purposes, the acquisition of Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd. by the Company has been recorded as a reverse acquisition of a public company and recapitalization of Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd. based on the factors demonstrating that Oraco Resources, Inc. (Canada Corporation) represents the accounting acquirer.   The Company changed its business direction and is now a mineral and natural resource exploration business.

On June 23, 2011, Company sold 100,030 units consisting of 100,030 shares of its common stock and 100,030 warrants at a price of $1 per share for cash of $100,000 and common stock subscriptions receivable of $30.  As of June 30, 2011, the shares were unissued and are recorded as a common stock payable.  On July 28, 2011, the Company issued 50,030 shares of common stock and on August 9, 2011, the Company issued the remaining 50,000 shares of common stock.

During the six months ended June 30, 2011, there have been no other issuances of common stock.

NOTE 6 – WARRANTS AND OPTIONS

On June 23, 2011, the Company issued a total of 100,030 warrants to two investors related to the sale of units.  A unit consisted of one share of common stock and one warrant.  See Note 5.

During the six months ended June 30, 2011, there have been no other issuances of warrants or options outstanding to acquire any additional shares of common stock.